Loans and advances to customers (Details - Breakdown of balance of loans and advances to customers) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Gross balance	R$ 33,406,040	R$ 19,515,659	R$ 9,887,701
Carrying amount	17,216,362	8,790,058	4,777,387
Business loans
Disclosure of detailed information about financial instruments [line items]
Gross balance	3,017,158
Real Estate Loans
Disclosure of detailed information about financial instruments [line items]
Gross balance	5,121,411	3,471,354	2,519,153
Loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Gross balance	17,216,362	8,790,058	4,777,387
Provision for expected loss	(680,932)	(282,355)	(215,563)
Carrying amount	16,535,429	8,507,703	4,561,824
Loans and advances to customers | Payroll Card
Disclosure of detailed information about financial instruments [line items]
Gross balance	65,263	67,732	80,409
Provision for expected loss	(6,756)	(5,890)	(2,385)
Carrying amount	58,507	61,842	78,024
Loans and advances to customers | Multiple Card
Disclosure of detailed information about financial instruments [line items]
Gross balance	4,798,318	1,904,642	783,544
Provision for expected loss	(417,740)	(163,993)	(120,808)
Carrying amount	4,380,578	1,740,649	662,736
Loans and advances to customers | Overdraft protection agreement
Disclosure of detailed information about financial instruments [line items]
Gross balance	12,862	20,193
Provision for expected loss	(9,745)	(645)
Carrying amount	3,117	19,548
Loans and advances to customers | Checking account overdraft
Disclosure of detailed information about financial instruments [line items]
Gross balance	33,234	14,232
Provision for expected loss	(29,467)	(455)
Carrying amount	3,767	13,775
Loans and advances to customers | Payroll loans and personal credit
Disclosure of detailed information about financial instruments [line items]
Gross balance	3,467,924	1,551,399	921,977
Provision for expected loss	(95,539)	(38,900)	(30,469)
Carrying amount	3,372,385	1,512,499	891,508
Loans and advances to customers | Business loans
Disclosure of detailed information about financial instruments [line items]
Gross balance	3,017,158	1,582,868	472,304
Provision for expected loss	(16,018)	(5,803)	(10,133)
Carrying amount	3,001,140	1,577,066	462,171
Loans and advances to customers | Real Estate Loans
Disclosure of detailed information about financial instruments [line items]
Gross balance	5,121,411	3,471,354	2,519,153
Provision for expected loss	(79,991)	(60,994)	(51,768)
Carrying amount	5,041,420	3,410,362	R$ 2,467,385
Loans and advances to customers | Rural loans
Disclosure of detailed information about financial instruments [line items]
Gross balance	700,192	177,637
Provision for expected loss	(25,676)	(5,675)
Carrying amount	R$ 674,516	R$ 171,962